SCHEDULE OF PREPAYMENTS AND OTHER CURRENT ASSETS (Details) (Parenthetical) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Prepayments to related parties	$ 3,657,518	$ 3,001,866
Allowance for doubtful accounts	2,296,889	1,247,580
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Prepayments to related parties		2,255,288	1,813,904
Allowance for doubtful accounts related parties		1,152,427
Prepayments to related parties	2,749,621	2,255,288
Allowance for doubtful accounts	$ 1,782,945	$ 1,152,427